Non-current Assets - Property, Plant and Equipment - Summary of Property, Plant and Equipment Net (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 174,853,351
Additions	2,691,772
Assets of subsidiary disposed	(2,671,664)
Depreciation charge	(2,318,589)
Exchange differences	20,270
Closing net book amount	172,575,140
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,788,207
Assets of subsidiary disposed	(197,991)
Exchange differences	349
Closing net book amount	1,590,565
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	37,114,459
Assets of subsidiary disposed	(1,526,286)
Depreciation charge	(549,588)
Closing net book amount	35,038,585
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	155,132
Additions	575,497
Depreciation charge	(402,995)
Closing net book amount	327,634
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	13,685,268
Additions	755,458
Assets of subsidiary disposed	(896,809)
Depreciation charge	(1,366,006)
Exchange differences	3,795
Closing net book amount	12,181,706
Construction work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	122,110,285
Additions	1,360,817
Assets of subsidiary disposed	(50,578)
Exchange differences	16,126
Closing net book amount	$ 123,436,650